Subordinated indebtedness	12 Months Ended
Oct. 31, 2018
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Subordinated indebtedness

Note 14	Subordinated indebtedness

The debt issues included in the table below are outstanding unsecured obligations of CIBC and its subsidiaries and are subordinated to the claims of depositors and other creditors as set out in their terms. Foreign currency denominated indebtedness funds foreign currency denominated assets (including our NIFOs). All redemptions are subject to regulatory approval.

Terms of subordinated indebtedness

$ millions, as at October 31									2018		2017
				Earliest date redeemable
Interest rate %		Contractual maturity date		At greater of Canada Yield Price (1) and par	At par	Denominated in foreign currency		Par value	Carrying value (2)	Par value	Carrying value (2)
Fixed	(3)	September 23, 2018				TT$195 million	(4)	$–	$–	$37	$37
6.00	(5)(6)	June 6, 2023		June 6, 2008	June 6, 2018			–	–	600	598
5.75	(7)	July 11, 2024			July 11, 2018	TT$175 million		34	34	–	–
3.00	(8)(9)	October 28, 2024			October 28, 2019			1,000	986	1,000	986
3.42	(9)(10)	January 26, 2026			January 26, 2021			1,000	966	1,000	975
3.45	(9)(11)	April 4, 2028			April 4, 2023			1,500	1,479	–	–
8.70		May 25, 2029	(12)					25	38	25	41
11.60		January 7, 2031		January 7, 1996				200	178	200	188
10.80		May 15, 2031		May 15, 2021				150	132	150	139
8.70		May 25, 2032	(12)					25	39	25	43
8.70		May 25, 2033	(12)					25	40	25	43
8.70		May 25, 2035	(12)					25	42	25	45
Floating	(13)	July 31, 2084			July 27, 1990	US$66 million	(14)	86	86	85	85
Floating (15)		August 31, 2085			August 20, 1991	US$17 million	(16)	23	23	22	22
								4,093	4,043	3,194	3,202
Subordinated indebtedness sold short (held) for trading purposes								37	37	7	7
								$4,130	$4,080	$3,201	$3,209

(1)	Canada Yield Price: a price calculated at the time of redemption to provide a yield to maturity equal to the yield of a Government of Canada bond of appropriate maturity plus a pre-determined spread.
(2)	Carrying values of fixed-rate subordinated indebtedness notes reflect the impact of interest rate hedges in an effective hedge relationship.
(3)

During 2018, we redeemed all $37 million of our Guaranteed Subordinated Term Notes due September 23, 2018. In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, plus accrued and unpaid interest thereon.

(4)	TT$195 million (2017: nil) was redeemed during the year.
(5)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 2.50% above the three-month Canadian dollar bankers’ acceptance rate.
(6)	$600 million (2017: nil) was redeemed during the year.
(7)

Guaranteed Subordinated Term Notes in Trinidad and Tobago dollars issued on July 11, 2018 by FirstCaribbean International Bank (Trinidad & Tobago) Limited, a subsidiary of CIBC FirstCaribbean, and guaranteed on a subordinated basis by CIBC FirstCaribbean.

(8)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 1.19% above the three-month Canadian dollar bankers’ acceptance rate.
(9)

Debentures are also subject to a non-viability contingent capital (NVCC) provision, necessary for the Debentures to qualify as Tier 2 regulatory capital under Basel III. As such, the Debentures are automatically converted into common shares upon the occurrence of a Trigger Event as described in the capital adequacy guidelines. In such an event, the Debentures are convertible into a number of common shares, determined by dividing 150% of the par value plus accrued and unpaid interest by the average common share price (as defined in the relevant prospectus supplements) subject to a minimum price of $5.00 per share (subject to adjustment in certain events as defined in the relevant prospectus supplements).

(10)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 2.57% above the three-month Canadian dollar bankers’ acceptance rate.
(11)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 1.00% above the three-month Canadian dollar bankers’ acceptance rate.
(12)	Not redeemable prior to maturity date.
(13)	Interest rate is based on the six-month US$ London Interbank Offered Rate (LIBOR) plus 0.25%.
(14)	Nil (2017: US$34 million) of this issue was repurchased and cancelled during the year.
(15)	Interest rate is based on the six-month US$ LIBOR plus 0.125%.
(16)	Nil (2017: US$19 million) of this issue was repurchased and cancelled during the year.